INVESTMENT PROPERTIES - Net straight-line rent receivable (Details) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
INVESTMENT PROPERTIES
Net straight-line rent receivable	CAD 9.8	CAD 11.3